Subsequent Events (Unaudited) (Details) $ / shares in Units, $ in Millions		1 Months Ended			3 Months Ended	6 Months Ended
	Jul. 08, 2026 $ / shares	May 31, 2026 USD ($) property	May 07, 2026 $ / shares	Mar. 31, 2026 USD ($) property	Jun. 30, 2026 property $ / shares	Jun. 30, 2026 property $ / shares
Subsequent Events (Unaudited)
Number of senior housing communities					41	41
Dividends declared per common share (in dollars per share) | $ / shares					$ 0.1599	$ 0.1599
Subsequent Events
Subsequent Events (Unaudited)
Dividends declared per common share (in dollars per share) | $ / shares	$ 0.0475
Subsequent Events | O 2026 Q1 Dividends
Subsequent Events (Unaudited)
Dividends payable, date declared			May 07, 2026
Dividends declared per common share (in dollars per share) | $ / shares			$ 0.0174
Dividends payable, date to be paid			Jun. 24, 2026
Dividends payable, date of record			Jun. 12, 2026
Subsequent Events | O 2026 Q2 Dividends
Subsequent Events (Unaudited)
Dividends payable, date declared			May 07, 2026
Dividends declared per common share (in dollars per share) | $ / shares			$ 0.1425
Dividends payable, date to be paid			Jun. 24, 2026
Dividends payable, date of record			Jun. 12, 2026
Subsequent Events | Atlanta, Georgia
Subsequent Events (Unaudited)
Number of senior housing communities				2
Payment to acquire senior housing communities | $				$ 240
Subsequent Events | Florida
Subsequent Events (Unaudited)
Number of senior housing communities				3
Payment to acquire senior housing communities | $				$ 121
Subsequent Events | Seattle, Washington
Subsequent Events (Unaudited)
Number of senior housing communities				1
Payment to acquire senior housing communities | $				$ 41
Subsequent Events | Tucson, Arizona
Subsequent Events (Unaudited)
Number of senior housing communities		1
Payment to acquire senior housing communities | $		$ 52